UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor, New York, New York 10032
(Address of principal executive offices) (Zip code)

ETFis Series Trust I c/o Corporation Service Company
2711 Centerville Rd, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Table of Contents
January 31, 2016

Shareholder Letter (unaudited)
January 31, 2016

Dear Reaves Utilities ETF Shareholder:

I am pleased to present the first semi-annual report for the Reaves Utilities ETF the (“Fund”) (NASDAQ: UTES), a series within the ETFis Series Trust I. The report provides financial statements and portfolio information for the Fund from its inception on September 23, 2015 through January 31, 2016.

During the period September 23, 2015 through January 31, 2016, the Fund posted returns as follows:

Fund	NAV Return	Inception Date
Reaves Utilities ETF	11.75%	September 23, 2015

UTES is an actively managed ETF offering exposure to equity securities of companies in the utility sector. The Fund’s sub-adviser, Reaves Asset Management, LLC, generally selects stocks for the Fund’s portfolio by evaluating a number of different characteristics of utility companies in an effort to take advantage of distinctive opportunities and trends in the electricity, gas and water industry across various regions of the U.S.

On behalf of Reaves Asset Management, we thank you for your investment. If you have any questions, please contact your financial advisor, or call 1-888-383-0553. For more information about the Fund, including daily portfolio updates, please visit the Fund’s website, www.ReavesETFs.com.

Sincerely,

William Smalley
President ETFis
Series Trust I

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period from September 23, 2015 (commencement of operations) to January 31, 2016.

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09/23/15	Ending Account Value 1/31/16	Annualized Expense Ratios for the Period	Expenses Paid During Period
Reaves Utilities ETF
Actual	$1,000	$1,117.50	0.95%	$3.57
Hypothetical(1)	$1,000	$1,014.39	0.95%	$3.40

(1) Assuming 5% return before expenses.

Schedule of Investments — Reaves Utilities ETF
January 31, 2016 (unaudited)

Security Description	Shares	Value
Common Stocks — 99.4%
Utilities — 99.4%
American Water Works Co., Inc.	5,186	$336,623
Atmos Energy Corp.	4,419	305,883
Avangrid, Inc.*	3,166	121,733
CMS Energy Corp.	8,004	311,196
Dominion Resources, Inc.	9,719	701,420
DTE Energy Co.	5,414	460,244
Edison International	6,819	421,414
Eversource Energy	6,199	333,506
ITC Holdings Corp.	7,664	305,794
NextEra Energy, Inc.	7,544	842,740
NiSource, Inc.	11,226	235,858
PG&E Corp.	5,719	314,030
Pinnacle West Capital Corp.	3,060	202,909
Portland General Electric Co.	3,509	136,395
PPL Corp.	9,909	347,410
SCANA Corp.	5,304	333,887
Sempra Energy	5,029	476,498
Southern Co. (The)	1,395	68,243
WEC Energy Group, Inc.	5,549	306,471
Xcel Energy, Inc.	8,904	340,311

Total Common Stocks
(Cost $6,461,671)		6,902,565

Security Description	Shares	Value
Short Term Investment — 0.3%
Money Market Funds — 0.3%
Morgan Stanley Institutional Liquidity Fund —
Government Portfolio 0.22%(1)
(Cost $17,641)	17,641	$17,641
TOTAL INVESTMENTS — 99.7%
(Cost $6,479,312)		6,920,206
Other Assets in Excess of Liabilities — 0.3%		21,391
Net Assets — 100.0%		$6,941,597

* Non-income producing security.

(1) Represents average annualized seven-day yield as of January 31, 2016.

Portfolio Composition
January 31, 2016 (unaudited)

Asset Allocation as of 01/31/2016 (based on net assets)

Utilities	99.4%
Short Term Investment	0.3%
Other Assets in Excess of Liabilities	0.3%
Total	100%

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
January 31, 2016 (unaudited)

Reaves Utilities ETF
Assets:
Investments, at cost	$6,479,312
Investments, at value	6,920,206
Receivables:
Investment securities sold	201,966
Dividends and interest receivable	3,877
Total Assets	7,126,049

Liabilities:
Payables:
Investment securities purchased	178,746
Subadvisory	5,706
Total Liabilities	184,452
Net Assets	$6,941,597

Net Assets Consist of:
Paid-in capital	$6,483,359
Undistributed net investment income	17
Undistributed net realized gain on investments	17,327
Net unrealized appreciation on investments	440,894
Net Assets	$6,941,597
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	250,004
Net asset value per share	$27.77

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Period Ended January 31, 2016(1) (unaudited)

Reaves Utilities ETF
Investment Income:
Dividend income	$27,062
Interest Income	1
Total Income	27,063
Expenses:
Subadvisory fees	11,045
Total Expenses	11,045
Net Investment Income	16,018
Net Realized Gain on:
Investments	17,327
Total Realized Gain	17,327
Change in Net Unrealized Appreciation on:
Investments	440,894
Total Change in Net Unrealized Appreciation	440,894
Net Realized and Change in Unrealized Gain	458,221
Net Increase in Net Assets Resulting from Operations	$474,239

(1) From September 23, 2015 (commencement of operations) through January 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Reaves Utilities ETF
For the Period September 23, 2015(1) Through January 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$16,018
Net realized gain on investments	17,327
Net change in unrealized appreciation	440,894
Net increase in net assets resulting from operations	474,239
Distributions to Shareholders from:
Net investment income	(16,001)
Total distributions	(16,001)
Shareholder Transactions:
Proceeds from shares sold	6,483,359
Net increase in net assets resulting from shareholder transactions	6,483,359
Increase in net assets	6,941,597
Net Assets:
Beginning of period	—
End of period	$6,941,597
Undistributed net investment income	17
Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	250,004
Shares outstanding, end of period	250,004

(1) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Reaves Utilities ETF
	For the Period September 23, 2015(1) Through January 31, 2016 (Unaudited)
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.13
Net realized and unrealized gain on investments	2.80
Total from investment operations	2.93
Distribution from Net Investment Income	(0.16)
Net asset value, end of period	$27.77
Net Asset Value Total Return(3)	11.75%
Net assets, end of period (000’s omitted)	$6,942

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95	%(4)
Net investment income	1.38	%(4)
Portfolio turnover rate(5)	12	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
January 31, 2016 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. The financial statements for Reaves Utilities ETF (the “Fund”), a non-diversified series of the Trust, are presented herein. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)
January 31, 2016 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

Assets Level 1
Common Stocks	$6,902,565
Short Term Investment	17,641
Total	$6,920,206

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended January 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by the Sub-Adviser or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

3. INVESTMENT MANAGEMENT AGREEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Funds. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services of the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, paid by Reaves Asset Management, LLC (the “Sub-Adviser”) as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser fee is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

Notes to Financial Statements (continued)
January 31, 2016 (unaudited)

The Fund does not pay directly for the services they receive from the Distributor, but rather the Fund’s Sub-Adviser has agreed to pay the Distributor’s fees under the Sub-Adviser’s unified fee arrangements with the Fund.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose the fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of ETFis Holdings LLC, which is majority-owned by Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund and a specified cash payment.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund.

Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of each Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to January 31, 2016, the Fund had no accrued penalties or interest.

Notes to Financial Statements (continued)
January 31, 2016 (unaudited)

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,479,312	$440,894	$—	$440,894

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended January 31, 2016 were as follows:

Cost of Purchases	Sales	Purchases In-Kind	Sales In-Kind
$511,377	$419,611	$6,352,579	$—

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in Utility Sector Companies in the pursuit of its investment objectives. Fluctuations in this sector of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sector.

9. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no other material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

On August 5, 2015, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among Reaves Asset Management (“RAM”), the Adviser and the Trust (the “Reaves Sub-Advisory Agreement”), each with respect to the Reaves Utilities ETF.

The Board received and reviewed a substantial amount of information provided by the Adviser and RAM in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from RAM that included a description of RAM’s business, a copy of RAM’s Form ADV and certain other information about RAM to be considered in connection with the Trustees’ review process (the “RAM Memorandum”).

In deciding on whether to approve the Advisory Agreement on behalf of the Reaves Utilities ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. Accordingly, the Board considered the services that would be provided by the Adviser to the Reaves Utilities ETF including, without limitation, the management and oversight services that the Adviser and its employees would provide to the Reaves Utilities ETF, the services already provided by the Adviser related to organizing the Trust and the Reaves Utilities ETF, the Adviser’s coordination of services for the Reaves Utilities ETF by the Trust’s service providers, its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Reaves Utilities ETF as exchange-traded funds, and its efforts to promote the Reaves Utilities ETF. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Reaves Utilities ETF. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Reaves Utilities ETF with the Adviser, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser are satisfactory and adequate for the Reaves Utilities ETF.

The investment management capabilities and experience of the Adviser. In this regard, the Board evaluated the management experience of the Adviser, in the light of the services they will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Reaves Utilities ETF.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Reaves Utilities ETF. In this regard, the Board examined and evaluated the arrangements between the Adviser and the Reaves Utilities ETF under the proposed Advisory Agreement, including the fact that each Reaves Utilities ETF would utilize a “unified fee structure” to cap the Fund’s total expenses (subject to customary exclusions). The Board also considered potential benefits for the Adviser in managing the Reaves Utilities ETF, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Reaves Utilities ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Reaves Utilities ETF are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Reaves Utilities ETF grows and whether management fee levels reflect these economies of scale for the benefit of the Reaves Utilities ETF’s investors. In this regard, the Board concluded that, in light of the relatively low management fee charged by the Adviser, the fact that the Reaves Utilities ETF was newly organized and that its assets were expected be low for the foreseeable future, it would be premature to consider economies of scale.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Advisory Agreement on behalf of the Reaves Utilities ETF.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

In deciding on whether to approve the Reaves Sub-Advisory Agreement on behalf of the Reaves Utilities ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by RAM. In this regard, the Board considered the responsibilities RAM would have under the Reaves Sub-Advisory Agreement. Accordingly, the Board considered the services that would be provided by RAM including, without limitation, its investment advisory services, its compliance procedures and practices, and its efforts to promote the Reaves Utilities ETF. After reviewing the foregoing information and further information in the materials, including the RAM Memorandum (which included descriptions of RAM’s business and RAM’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by RAM would be satisfactory and adequate for the Reaves Utilities ETF.

The investment management capabilities and experience of the RAM. In this regard, the Board evaluated the investment management experience of RAM. In particular, the Board received information from RAM regarding the experience of its portfolio managers in implementing strategies similar to the one proposed for the Reaves Utilities ETF. The Board discussed with RAM the investment objective and strategies for the Reaves Utilities ETF and RAM’s plans for implementing the strategies. The Board also considered the ability of RAM to manage the Reaves Utilities ETF. After consideration of these factors, the Board determined that RAM would be an appropriate manager for the Reaves Utilities ETF.

The costs of the services to be provided and profits to be realized by RAM from its relationship with the Reaves Utilities ETF. In this regard, the Board examined and evaluated the proposed arrangements between RAM and the Reaves Utilities ETF under the proposed Reaves Sub-Advisory Agreement, including the fact that the Reaves Utilities ETF would utilize a “unified fee structure” to cap the Fund’s total expenses (subject to customary exclusions) to 0.95%. The Board noted that, under such an arrangement, RAM would likely supplement a portion of the cost of operating the Reaves Utilities ETF for some period of time. The Board observed that RAM’s current fee schedule for similar — but not identical — investment mandates is 0.50%-1.00% plus quarterly fees. The Board further observed that such fees were not unitary fees, and as a result, provided only an apples to oranges comparison for purposes of evaluating RAM’s proposed compensation.

The Board considered RAM’s staffing, personnel, and methods of operating; RAM’s compliance policies and procedures; the financial condition of RAM and the level of commitment to the Reaves Utilities ETF by RAM; the projected asset levels of the Reaves Utilities ETF; RAM’s payment of startup costs for the Reaves Utilities ETF and the overall projected expenses of the Reaves Utilities ETF. The Board reviewed the Reaves Utilities ETF’s proposed capped fee arrangement with RAM and noted the benefit that would result to the Reaves Utilities ETF from RAM’s likely waiver of a portion of its management fees for a period of time based on the initial projected asset levels of the Reaves Utilities ETF.

The Board also considered potential benefits to RAM in managing the Reaves Utilities ETF, including promotion of RAM’s name. The Board compared the fees and expenses of the Reaves Utilities ETF (including the management fee) to other funds considered by RAM to have a similar investment objective and strategies to the Reaves Utilities ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to RAM by the Reaves Utilities ETF would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the Reaves Utilities ETF grows and whether management fee levels reflect these economies of scale for the benefit of the Reaves Utilities ETF’s investors. In this regard, the Board considered that the Reaves Utilities ETF is new, and its fee arrangements with RAM involve a capped fee arrangement. The Board considered that the Reaves Utilities ETF would likely experience benefits from the capped fee and would continue to do so until the Reaves Utilities ETF’s assets grow to a level where RAM begins to receive the full fee. Accordingly, the Board concluded that it was too early to evaluate potential economies of scale in the Reaves Utilities ETF.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the Reaves Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Reaves Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Reaves Sub-Advisory Agreement on behalf of the Reaves Utilities ETF.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files it complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund Form N-Q is available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.reavesetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.reavesetfs.com or by calling (888) 383-0553.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reavesetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/16)

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not required.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule

30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit. Not required.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFis SERIES TRUST I

By:	/s/ William J. Smalley
William J. Smalley President and Principal Executive Officer

Date: April 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Smalley
William J. Smalley President and Principal Executive Officer

Date: April 4, 2016

By:	/s/ Brinton W. Frith
Brinton W. Frith Treasurer and Principal Financial Officer

Date: April 4, 2016